UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-05655

Deutsche Municipal Income Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 11/30

Date of reporting period: 2/28/2017

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                    as of February 28, 2017 (Unaudited)

Deutsche Municipal Income Trust

	Principal Amount ($)	Value ($)
Municipal Bonds and Notes 126.7%
Arizona 1.2%
Arizona, Salt Verde Financial Corp., Gas Revenue:
5.0%, 12/1/2037, GTY: Citigroup, Inc.	1,050,000	1,198,680
5.5%, 12/1/2029, GTY: Citigroup, Inc.	1,400,000	1,679,664
Phoenix, AZ, Civic Improvement Corp., Airport Revenue, Series A, 5.0%, 7/1/2040	3,000,000	3,268,140
		6,146,484
California 19.0%
California, Health Facilities Financing Authority Revenue, Catholic Healthcare West, Series A, Prerefunded, 6.0%, 7/1/2039	3,500,000	3,903,970
California, M-S-R Energy Authority, Series A, 7.0%, 11/1/2034, GTY: Citigroup, Inc.	3,180,000	4,415,271
California, San Gorgonio Memorial Healthcare, Election of 2006, Series C, Prerefunded, 7.2%, 8/1/2039	5,000,000	5,139,650
California, South Bayside Waste Management Authority, Solid Waste Enterprise Revenue, Shoreway Environmental Center, Series A, 6.25%, 9/1/2029	5,345,000	5,988,324
California, State General Obligation:
5.0%, 11/1/2043	5,000,000	5,649,050
5.25%, 4/1/2035	4,295,000	4,876,071
5.5%, 3/1/2040	1,370,000	1,524,769
6.0%, 4/1/2038	10,000,000	11,035,700
California, State Pollution Control Financing Authority, Poll Control Revenue, Pacific Gas & Electric Co., Series B, AMT, 0.6% *, 11/1/2026, LOC: Canadian Imperial Bank	500,000	500,000
California, State Public Works Board, Lease Revenue, Capital Projects, Series I-1, Prerefunded, 6.375%, 11/1/2034	2,000,000	2,280,900
California, State Public Works Board, Lease Revenue, Department of General Services, Buildings 8 & 9, Series A, Prerefunded, 6.25%, 4/1/2034	6,640,000	7,367,080
California, Statewide Communities Development Authority Revenue, American Baptist Homes of the West, 6.25%, 10/1/2039, GTY: American Baptist Homes of the Midwest	1,250,000	1,363,275
Long Beach, CA, Harbor Revenue, Series D, 5.0%, 5/15/2039	1,065,000	1,213,184
Los Angeles, CA, Department of Airports Revenue, Los Angeles International Airport:
Series B, 5.0%, 5/15/2035	8,500,000	9,365,300
Series B, AMT, 5.0%, 5/15/2046	6,430,000	7,119,617
Port Oakland, CA, Series A, AMT, 5.0%, 11/1/2027, INS: NATL	5,850,000	5,997,537
Rancho, CA, Water District Community Facilities District No. 89-5, Special Tax, 0.6% *, 9/1/2028, LOC: Wells Fargo Bank NA	215,000	215,000
San Diego County, CA, Regional Airport Authority Revenue, Series B, AMT, 5.0%, 7/1/2043	7,000,000	7,583,940
San Diego, CA, Community College District, Election of 2006, Prerefunded, 5.0%, 8/1/2036	2,850,000	3,301,526
San Diego, CA, Unified School District, Election 2012, Series C, 5.0%, 7/1/2035	5,000,000	5,622,550
		94,462,714
Colorado 3.6%
Colorado, State Board of Governors, Colrado State University System Revenue, Series E-1, 5.0%, 3/1/2040	8,000,000	8,980,160
Colorado, State Health Facilities Authority Revenue, School Health Systems, Series A, 5.5%, 1/1/2035	5,450,000	6,232,511
Denver, CO, City & County Airport Revenue, Series A, AMT, 5.25%, 11/15/2043	2,400,000	2,619,240
		17,831,911
District of Columbia 0.9%
District of Columbia, Metropolitan Airport Authority Systems Revenue:
Series A, AMT, 5.0%, 10/1/2038	800,000	872,528
Series A, AMT, 5.0%, 10/1/2043	3,400,000	3,676,998
		4,549,526
Florida 12.6%
Florida, State Higher Educational Facilities, Financial Authority Revenue, Nova Southeastern University Project, 5.0%, 4/1/2034	1,350,000	1,457,339
Miami-Dade County, FL, Aviation Revenue:
Series A, AMT, 5.0%, 10/1/2035	5,000,000	5,478,600
Series A, 5.5%, 10/1/2041	10,000,000	10,960,600
Miami-Dade County, FL, Aviation Revenue, Miami International Airport:
Series A, AMT, 5.25%, 10/1/2033, INS: AGC	6,605,000	6,965,699
Series A, AMT, Prerefunded, 5.25%, 10/1/2033, INS: AGC	1,895,000	2,023,235
Series A-1, 5.375%, 10/1/2035	2,000,000	2,216,620
Miami-Dade County, FL, Expressway Authority, Toll Systems Revenue, Series A, 5.0%, 7/1/2035, INS: AGMC	3,000,000	3,301,740
North Brevard County, FL, Hospital District Revenue, Parrish Medical Center Project:
5.5%, 10/1/2028	1,520,000	1,600,089
Prerefunded, 5.5%, 10/1/2028	3,770,000	4,046,529
5.75%, 10/1/2038	1,440,000	1,512,547
Prerefunded, 5.75%, 10/1/2038	3,560,000	3,835,152
Orange County, FL, Health Facilities Authority Revenue, Orlando Health, Inc.:
Series A, 5.0%, 10/1/2035	720,000	801,122
Series A, 5.0%, 10/1/2036	865,000	956,543
Orange County, FL, Housing Finance Authority, Post Fountains Project, 0.64% *, 6/1/2025, LIQ: Fannie Mae	665,000	665,000
Orlando & Orange County, FL, Expressway Authority Revenue:
Series C, Prerefunded, 5.0%, 7/1/2035	2,705,000	3,034,983
Series A, 5.0%, 7/1/2040	7,250,000	7,910,185
Series A, Prerefunded, 5.0%, 7/1/2040	4,645,000	5,211,644
Tallahassee, FL, Health Facilities Revenue, Memorial Healthcare, Inc. Project, Series A, 5.0%, 12/1/2055	745,000	779,903
		62,757,530
Georgia 8.5%
Atlanta, GA, Airport Revenue:
Series A, 5.0%, 1/1/2035	1,030,000	1,117,303
Series C, AMT, 5.0%, 1/1/2037	1,690,000	1,807,371
Atlanta, GA, Water & Wastewater Revenue, Series A, Prerefunded, 6.25%, 11/1/2039	5,815,000	6,604,328
Gainesville & Hall County, GA, Hospital Authority Revenue, Northeast Georgia Healthcare:
Series A, 5.5%, 2/15/2045	505,000	547,263
Series A, Prerefunded, 5.5%, 2/15/2045	1,630,000	1,832,723
Georgia, Main Street Natural Gas, Inc., Gas Project Revenue:
Series A, 5.0%, 3/15/2020, GTY: JPMorgan Chase & Co.	7,250,000	7,856,245
Series A, 5.5%, 9/15/2024, GTY: Merrill Lynch & Co., Inc.	5,000,000	5,849,600
Series A, 5.5%, 9/15/2028, GTY: Merrill Lynch & Co., Inc.	10,000,000	11,928,200
Georgia, Medical Center Hospital Authority Revenue, Anticipation Certificates, Columbus Regional Healthcare Systems, Prerefunded, 6.5%, 8/1/2038, INS: AGC	3,300,000	3,564,792
Georgia, Municipal Electric Authority Revenue, Project One, Series A, 5.0%, 1/1/2035	1,010,000	1,134,412
		42,242,237
Guam 0.1%
Guam, International Airport Authority Revenue, Series C, AMT, 6.375%, 10/1/2043	535,000	611,457
Hawaii 1.5%
Hawaii, State Airports Systems Revenue:
Series A, 5.0%, 7/1/2039	4,200,000	4,576,782
Series A, AMT, 5.0%, 7/1/2041	1,490,000	1,612,299
Hawaii, State Department of Budget & Finance, Special Purpose Revenue, Hawaiian Electric Co., Inc., 6.5%, 7/1/2039	1,000,000	1,085,980
		7,275,061
Idaho 1.0%
Idaho, Health Facilities Authority Revenue, St. Luke's Regional Medical Center:
5.0%, 7/1/2035, INS: AGMC	2,500,000	2,683,300
6.75%, 11/1/2037	2,135,000	2,296,385
		4,979,685
Illinois 9.0%
Chicago, IL, Airport Revenue, O'Hare International Airport:
Series A, 5.75%, 1/1/2039	5,000,000	5,632,600
Series B, 6.0%, 1/1/2041	9,000,000	10,306,620
Illinois, Finance Authority Revenue, Advocate Health Care Network, Series D, Prerefunded, 6.5%, 11/1/2038	1,000,000	1,092,980
Illinois, Finance Authority Revenue, Memorial Health Systems, 5.5%, 4/1/2039	4,200,000	4,444,524
Illinois, Finance Authority Revenue, Northwest Community Hospital, Series A, Prerefunded, 5.5%, 7/1/2038	5,750,000	6,106,672
Illinois, Metropolitan Pier & Exposition Authority, Dedicated State Tax Revenue, Capital Appreciation-McCormick, Series A, Zero Coupon, 6/15/2036, INS: NATL	7,000,000	2,821,280
Illinois, Railsplitter Tobacco Settlement Authority, 6.0%, 6/1/2028	915,000	1,040,986
Illinois, State Finance Authority Revenue, Advocate Health Care Network:
Series B, 5.375%, 4/1/2044	1,320,000	1,397,392
Series B, Prerefunded, 5.375%, 4/1/2044	1,180,000	1,286,589
Illinois, State Finance Authority Revenue, Ascension Health Credit Group, Series A, 5.0%, 11/15/2032	730,000	807,227
Illinois, State Finance Authority Revenue, OSF Healthcare Systems:
Series A, 5.0%, 5/15/2041	1,580,000	1,684,991
Series A, 5.0%, 11/15/2045	1,745,000	1,886,886
Illinois, State Finance Authority Revenue, University of Chicago, Series A, 5.0%, 10/1/2038	4,445,000	4,970,799
Springfield, IL, Electric Revenue, Senior Lien, 5.0%, 3/1/2040, INS: AGMC	970,000	1,066,583
		44,546,129
Indiana 2.2%
Indiana, Finance Authority Hospital Revenue, Deaconess Hospital Obligation, Series A, Prerefunded, 6.75%, 3/1/2039	1,745,000	1,943,407
Indiana, State Finance Authority Revenue, Community Foundation of Northwest Indiana, 5.0%, 3/1/2041	5,000,000	5,292,300
Indiana, State Municipal Power Agency Revenue, Series A, 5.0%, 1/1/2042	3,230,000	3,599,447
		10,835,154
Kentucky 0.8%
Kentucky, Economic Development Finance Authority, Louisville Arena Project Revenue, Series A-1, 6.0%, 12/1/2042, INS: AGC	4,000,000	4,178,720
Louisiana 0.9%
Louisiana, Public Facilities Authority, Hospital Revenue, Lafayette General Medical Center, 5.5%, 11/1/2040	3,000,000	3,173,100
Louisiana, St. John Baptist Parish Revenue, Marathon Oil Corp., Series A, 5.125%, 6/1/2037	1,440,000	1,447,344
		4,620,444
Maryland 0.7%
Maryland, State Health & Higher Educational Facilities Authority Revenue, Adventist Healthcare Obligated Group, Series A, 5.5%, 1/1/2046	745,000	821,742
Maryland, State Health & Higher Educational Facilities Authority Revenue, Anne Arundel Health Systems, Series A, Prerefunded, 6.75%, 7/1/2039	1,100,000	1,244,914
Maryland, State Health & Higher Educational Facilities Authority Revenue, Washington County Hospital, Prerefunded, 5.75%, 1/1/2033	1,500,000	1,562,265
		3,628,921
Massachusetts 1.3%
Massachusetts, State Development Finance Agency Revenue, Northeastern University, Series A, 5.25%, 3/1/2037	2,500,000	2,804,475
Massachusetts, State Health & Educational Facilities Authority Revenue, Suffolk University, Series A, 5.75%, 7/1/2039	3,570,000	3,845,747
		6,650,222
Michigan 5.2%
Detroit, MI, Water & Sewerage Department, Sewerage Disposal System Revenue, Series A, 5.25%, 7/1/2039	1,120,000	1,209,589
Michigan, State Building Authority Revenue, Series I-A, 5.375%, 10/15/2041	7,500,000	8,374,125
Michigan, State Building Authority Revenue, Facilities Program:
Series I, 5.0%, 4/15/2038	1,930,000	2,139,424
Series H, 5.125%, 10/15/2033	2,495,000	2,694,301
Series I, 6.0%, 10/15/2038	35,000	37,551
Series I, Prerefunded, 6.0%, 10/15/2038	965,000	1,043,425
Michigan, State Finance Authority Revenue, Trinity Health Corp., 5.0%, 12/1/2035	665,000	738,104
Michigan, State Hospital Finance Authority Revenue, Henry Ford Health Hospital, Prerefunded, 5.75%, 11/15/2039	5,000,000	5,610,950
Royal Oak, MI, Hospital Finance Authority Revenue, William Beaumont Hospital, Prerefunded, 8.25%, 9/1/2039	1,800,000	1,996,686
Wayne County, MI, Airport Authority Revenue, Series F, AMT, 5.0%, 12/1/2034	2,000,000	2,186,620
		26,030,775
Minnesota 1.3%
Minneapolis, MN, Health Care Systems Revenue, Fairview Health Services, Series A, Prerefunded, 6.75%, 11/15/2032	1,140,000	1,252,222
Rochester, MN, Health Care Facilities Revenue, Mayo Clinic, Series B, 5.0%, 11/15/2036	4,200,000	5,200,734
		6,452,956
Mississippi 0.3%
Warren County, MS, Gulf Opportunity Zone, International Paper Co., Series A, 6.5%, 9/1/2032	1,525,000	1,622,158
Missouri 0.1%
Missouri, State Health & Educational Facilities Authority Revenue, Medical Research, Lutheran Senior Services, Series A, 5.0%, 2/1/2046	335,000	346,691
Nevada 4.1%
Clark County, NV, Airport Revenue, Series B, 5.125%, 7/1/2036	4,305,000	4,668,514
Henderson, NV, Health Care Facility Revenue, Catholic Healthcare West, Series B, Prerefunded, 5.25%, 7/1/2031	10,000,000	10,157,300
Las Vegas Valley, NV, Water District, Series B, 5.0%, 6/1/2037	4,830,000	5,398,588
		20,224,402
New Jersey 2.3%
New Jersey, Hospital & Healthcare Revenue, General Hospital Center at Passaic, ETM, 6.75%, 7/1/2019, INS: AGMC	3,190,000	3,423,954
New Jersey, State Economic Development Authority Revenue, Series BBB, 5.5%, 6/15/2030	2,690,000	2,901,246
New Jersey, State Economic Development Authority Revenue, The Goethals Bridge Replacement Project, AMT, 5.125%, 7/1/2042, INS: AGMC	1,250,000	1,362,650
New Jersey, State Transportation Trust Fund Authority, Transportation Systems, Series A, 6.0%, 12/15/2038	1,955,000	2,066,279
New Jersey, State Turnpike Authority Revenue, Series E, 5.25%, 1/1/2040	1,750,000	1,857,537
		11,611,666
New York 9.1%
New York, Metropolitan Transportation Authority Revenue:
Series C, 5.0%, 11/15/2038	6,000,000	6,671,820
Series D, 5.0%, 11/15/2038	1,090,000	1,220,920
Series C, 5.0%, 11/15/2042	5,000,000	5,550,850
Series A-1, 5.25%, 11/15/2039	4,000,000	4,553,840
New York, State Environmental Facilities Corp., State Clean Water & Drinking Revolving Funds, New York City Municipal Water Finance Authority Projects, 5.0%, 6/15/2036	2,000,000	2,246,640
New York, State Housing Finance Agency, 100 Maiden Lane Properties LLC, Series A, 0.63% *, 5/15/2037, LIQ: Fannie Mae , LOC: Fannie Mae	100,000	100,000
New York, State Liberty Development Corp. Revenue, World Trade Center Port Authority Construction, 5.25%, 12/15/2043	8,000,000	9,058,080
New York, TSASC, Inc., Series A, 5.0%, 6/1/2041	150,000	163,157
New York, Utility Debt Securitization Authority, Restructuring Revenue:
Series TE, 5.0%, 12/15/2034	800,000	924,280
Series TE, 5.0%, 12/15/2035	1,000,000	1,151,970
New York City, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue, Second General Resolution:
Series AA-4, 0.59% *, 6/15/2049, SPA: Bank of Montreal	250,000	250,000
Series AA, 5.0%, 6/15/2044	5,000,000	5,650,800
Series EE, 5.375%, 6/15/2043	3,750,000	4,237,912
Port Authority of New York & New Jersey, One Hundred Eighty-Fourth:
5.0%, 9/1/2036	205,000	234,155
5.0%, 9/1/2039	510,000	578,483
Port Authority of New York & New Jersey, One Hundred Ninety-Third:
AMT, 5.0%, 10/15/2034	1,620,000	1,835,719
AMT, 5.0%, 10/15/2035	800,000	903,312
		45,331,938
North Carolina 0.7%
North Carolina, Medical Care Commission, Health Care Facilities Revenue, University Health System, Series D, Prerefunded, 6.25%, 12/1/2033	3,000,000	3,274,680
North Dakota 0.8%
Fargo, ND, Sanford Health Systems Revenue, 6.25%, 11/1/2031	3,240,000	3,805,639
Ohio 4.6%
Franklin County, OH, Trinity Health Corp. Revenue, Series 2017, 5.0%, 12/1/2046	2,950,000	3,280,046
Lucas County, OH, Hospital Revenue, Promedica Healthcare, Series A, 6.5%, 11/15/2037	1,500,000	1,770,300
Ohio, Akron, Bath & Copley Joint Township Hospital District Revenue, 5.25%, 11/15/2046	4,320,000	4,696,445
Ohio, State Hospital Facility Revenue, Cleveland Clinic Health:
Series A, 5.5%, 1/1/2039	5,000,000	5,365,650
Series B, 5.5%, 1/1/2039	3,500,000	3,755,955
Ohio, State Turnpike Commission, Junior Lien, Infrastructure Projects, Series A-1, 5.25%, 2/15/2039	3,520,000	3,988,547
		22,856,943
Pennsylvania 5.3%
Allegheny County, PA, Hospital Development Authority Revenue, University of Pittsburgh Medical, 5.625%, 8/15/2039	1,700,000	1,842,715
Franklin County, PA, Industrial Development Authority Revenue, Chambersburg Hospital Project, 5.375%, 7/1/2042	7,000,000	7,594,230
Pennsylvania, Commonwealth Financing Authority, Series A, 5.0%, 6/1/2035	1,560,000	1,698,466
Pennsylvania, State Turnpike Commission Revenue:
Series A, 5.0%, 12/1/2038	2,030,000	2,226,544
Series A-1, 5.0%, 12/1/2040	5,000,000	5,495,950
Series C, 5.0%, 12/1/2043	4,000,000	4,429,160
Philadelphia, PA, Airport Revenue, Series A, 5.0%, 6/15/2035	2,835,000	3,086,720
		26,373,785
Puerto Rico 0.2%
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue, Series A, 5.5%, 8/1/2042	2,255,000	1,096,494
Rhode Island 0.4%
Rhode Island, Health & Educational Building Corp., Higher Education Facility Revenue, University of Rhode Island, Series A, Prerefunded, 6.25%, 9/15/2034	2,000,000	2,164,900
South Carolina 6.4%
Charleston County, SC, Airport District, Airport System Revenue, Series A, AMT, 5.875%, 7/1/2032	6,560,000	7,511,069
Greenwood County, SC, Hospital Revenue, Self Regional Healthcare, Series B, 5.0%, 10/1/2031	1,000,000	1,092,280
South Carolina, State Ports Authority Revenue, 5.25%, 7/1/2040	2,550,000	2,787,125
South Carolina, State Public Service Authority Revenue:
Series A, 5.0%, 12/1/2037	4,295,000	4,800,521
Series E, 5.25%, 12/1/2055	7,570,000	8,274,616
South Carolina, State Public Service Authority Revenue, Santee Cooper, Series A, 5.75%, 12/1/2043	6,220,000	7,405,656
		31,871,267
Tennessee 0.9%
Jackson, TN, Hospital Revenue, Jackson-Madison Project:
5.625%, 4/1/2038	1,080,000	1,122,044
Prerefunded, 5.625%, 4/1/2038	2,920,000	3,072,483
		4,194,527
Texas 16.9%
Central Texas, Regional Mobility Authority Revenue, Senior Lien, Series A, 5.0%, 1/1/2040	1,155,000	1,250,657
Harris County, TX, Health Facilities Development Corp., Hospital Revenue, Memorial Hermann Healthcare System, Series B, Prerefunded, 7.25%, 12/1/2035	1,000,000	1,109,660
Harris County, TX, Houston Port Authority, Series A, AMT, 6.25%, 10/1/2029	3,000,000	3,219,300
Houston, TX, Airport Revenue, People Mover Project, Series A, AMT, 5.5%, 7/15/2017, INS: AGMC	730,000	733,022
North Texas, Tollway Authority Revenue:
Series B, 5.0%, 1/1/2040	2,060,000	2,280,338
First Tier, Series A, 5.625%, 1/1/2033	430,000	444,108
First Tier, Series A, Prerefunded, 5.625%, 1/1/2033	3,070,000	3,195,839
Second Tier, Series F, Prerefunded, 5.75%, 1/1/2038	6,500,000	6,771,505
First Tier, 6.0%, 1/1/2043	5,000,000	5,709,950
North Texas, Tollway Authority Revenue, Special Project Systems, Series D, 5.0%, 9/1/2032	2,000,000	2,242,740
Texas, Dallas/Fort Worth International Airport Revenue:
Series H, AMT, 5.0%, 11/1/2042	5,425,000	5,816,414
Series F, 5.25%, 11/1/2033	3,500,000	4,023,215
Series A, 5.25%, 11/1/2038	4,000,000	4,442,720
Texas, Grand Parkway Transportation Corp., System Toll Revenue:
Series B, 5.0%, 4/1/2053	3,500,000	3,960,460
Series B, 5.25%, 10/1/2051	5,000,000	5,765,050
Texas, Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue:
Series B, 1.346% **, 12/15/2026, GTY: Merrill Lynch & Co., Inc.	1,500,000	1,369,560
Series D, 6.25%, 12/15/2026, GTY: Merrill Lynch & Co., Inc.	5,000,000	5,930,900
Texas, SA Energy Acquisition Public Facility Corp., Gas Supply Revenue:
5.5%, 8/1/2021, GTY: The Goldman Sachs Group, Inc.	1,155,000	1,306,513
5.5%, 8/1/2025, GTY: The Goldman Sachs Group, Inc.	7,250,000	8,554,855
Texas, Southwest Higher Education Authority, Inc., Southern Methodist University Project, 5.0%, 10/1/2035	1,600,000	1,765,520
Texas, State Municipal Gas Acquisition & Supply Corp. III Gas Supply Revenue:
5.0%, 12/15/2030, GTY: Macquarie Group Ltd.	250,000	268,018
5.0%, 12/15/2031, GTY: Macquarie Group Ltd.	3,165,000	3,377,751
5.0%, 12/15/2032, GTY: Macquarie Group Ltd.	2,000,000	2,128,000
Texas, State Transportation Commission, Turnpike Systems Revenue, Series C, 5.0%, 8/15/2034	1,235,000	1,348,114
West Harris County, TX, Regional Water Authority, Water Systems Revenue, 5.0%, 12/15/2035	6,500,000	7,036,575
		84,050,784
Virginia 0.4%
Stafford County, VA, Economic Development Authority, Hospital Facilities Revenue, Mary Washington Healthcare, 5.0%, 6/15/2036	400,000	436,952
Washington County, VA, Industrial Development Authority, Hospital Facility Revenue, Mountain States Health Alliance, Series C, 7.75%, 7/1/2038	1,370,000	1,487,984
		1,924,936
Washington 4.0%
King County, WA, Water Sewer Revenue:
Series B, 4.0%, 7/1/2032	1,160,000	1,235,354
Series B, 4.0%, 7/1/2033	1,350,000	1,426,504
Washington, State Health Care Facilities Authority Revenue, Virginia Mason Medical Center, Series A, 6.125%, 8/15/2037	6,000,000	6,113,100
Washington, State Health Care Facilities Authority, Catholic Health Initiatives, Series A, 5.0%, 2/1/2041	2,985,000	3,092,341
Washington, State Health Care Facilities Authority, Swedish Health Services, Series A, Prerefunded, 6.75%, 11/15/2041	1,825,000	2,226,956
Washington, State Motor Vehicle Tax-Senior 520 Corridor Program, Series C, 5.0%, 6/1/2031	5,000,000	5,638,150
		19,732,405
Wisconsin 0.4%
Wisconsin, State Health & Educational Facilities Authority Revenue, Prohealth Care, Inc. Obligation Group, Prerefunded, 6.625%, 2/15/2039	1,555,000	1,724,510
Total Municipal Bonds and Notes (Cost $570,574,613)		630,007,651
Underlying Municipal Bonds of Inverse Floaters (a) 34.0%
California 2.1%
University of California, State Revenues, Series K, 4.0%, 5/15/2036 (b)	10,000,000	10,422,500
Trust: California, State Revenues, Series 2016-XM0346, 144A, 12.16%, 5/15/2036, Leverage Factor at purchase date: 4 to 1
District of Columbia 2.3%
District of Columbia, General Obligation, Series A, 5.0%, 6/1/2041 (b)	10,000,000	11,440,600
Trust: District of Columbia, General Obligation, Series 2016-XM0325, 144A, 16.16%, 6/1/2041, Leverage Factor at purchase date: 4 to 1
Florida 2.3%
Orange County, FL, School Board, Certificates of Participation, Series C, 5.0%, 8/1/2034 (b)	10,000,000	11,367,200
Trust: Florida, School Board, Series 2016-XM0182, 144A, 15.95, 8/1/2034, Leverage Factor at purchase date: 4 to 1
Massachusetts 6.6%
Massachusetts, State General Obligation, Series E, 4.0%, 4/1/2038 (b)	10,000,000	10,271,300
Trust: Massachusetts, State General Obligation, Series 2016-XM0335, 144A, 12.16%, 4/1/2038, Leverage Factor at purchase date: 4 to 1
Massachusetts, State Development Finance Agency Revenue, Harvard University, Series A, 4.0%, 7/15/2036 (b)	10,000,000	10,702,200
Trust: Massachusetts, State Development Finance Agency Revenue, Series 2016-XM0400, 144A, 10.405%, 7/15/2036, Leverage Factor at purchase date: 4 to 1
Massachusetts, State Development Finance Agency Revenue, Partners Healthcare System, Inc., Series Q, 5.0%, 7/1/2035 (b)	10,425,000	11,670,257
Trust: Massachusetts, State Development Finance Agency Revenue, Series 2016-XM0137, 144A, 16.139%, 7/15/2036, Leverage Factor at purchase date: 4 to 1
		32,643,757
Nevada 6.1%
Clark County, NV, General Obligation, Limited Tax-Bond Bank, 5.0%, 6/1/2028 (b)	9,447,355	9,892,935
Clark County, NV, General Obligation, Limited Tax-Bond Bank, 5.0%, 6/1/2029 (b)	9,919,723	10,387,581
Clark County, NV, General Obligation, Limited Tax-Bond Bank, 5.0%, 6/3/2030 (b)	9,627,878	10,081,971
Trust: Nevada, General Obligation, Series 2016-XM0280, 144A, 12.429%, 6/1/2030, Leverage Factor at purchase date: 3 to 1
		30,362,487
Tennessee 6.6%
Nashville & Davidson County, TN, Metropolitan Government, 5.0%, 1/1/2027 (b)	10,755,000	11,137,572
Trust: Nashville & Davidson County, TN, Metropolitan Government, Series 2631-3, 144A, 16.452%, 7/1/2017, Leverage Factor at purchase date: 4 to 1
Nashville & Davidson County, TN, Metropolitan Government, 5.0%, 1/1/2026 (b)	10,200,000	10,561,182
Trust: Nashville & Davidson County, TN, Metropolitan Government, Series 2631-2, 144A, 16.46%, 7/1/2017, Leverage Factor at purchase date: 4 to 1
Nashville & Davidson County, TN, Metropolitan Government, 5.0%, 1/1/2028 (b)	10,565,000	10,939,013
Trust: Nashville & Davidson County, TN, Metropolitan Government, Series 2631-4, 144A, 16.647%, 7/1/2017, Leverage Factor at purchase date: 4 to 1
		32,637,767
Texas 2.3%
Texas, State Transportation Commission- Highway Improvement, Series A, 5.0%, 4/1/2038 (b)	10,000,000	11,460,900
Trust: Texas, State Transportation Commission, Series 2016-XM0404, 144A, 11.975%, 4/1/2038, Leverage Factor at purchase date: 4 to 1
Virginia 3.4%
Virginia, State Resource Authority, Clean Water Revenue, 5.0%, 10/1/2027 (b)	8,190,000	8,726,943
Virginia, State Resource Authority, Clean Water Revenue, 5.0%, 10/1/2028 (b)	7,630,000	8,130,228
Trust: Virginia, State Resource Authority, Clean Water Revenue, Series 2917, 144A, 10.547%, 10/1/2028, Leverage Factor at purchase date: 2.5 to 1
		16,857,171
Washington 2.3%
Washington, State General Obligation, Series D, 5.0%, 2/1/2035 (b)	10,000,000	11,603,100
Trust: Washington, State General Obligation, Series 2017-XM0477, 144A, 11.975%, 2/1/2035, Leverage Factor at purchase date: 4 to 1
Total Underlying Municipal Bonds of Inverse Floaters (Cost $169,615,566)		168,795,482
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $740,190,179) †	160.7	798,803,133
Floating Rate Notes (a)	(22.7)	(112,771,576)
Series 2018 MTPS, at Liquidation Value	(40.0)	(198,750,000)
Other Assets and Liabilities, Net	2.0	9,943,400
Net Assets Applicable to Common Shareholders	100.0	497,224,957

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
* Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of February 28, 2017.
** Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of February 28, 2017.
† The cost for federal income tax purposes was $623,875,573. At February 28, 2017, net unrealized appreciation for all securities based on tax cost was $62,155,984. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $68,238,591 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $6,082,607.
(a) Securities represent the underlying municipal obligations of inverse floating rate obligations held by the Fund. The Floating Rate Notes represents leverage to the Fund and is the amount owed to the floating rate note holders.
(b) Security forms part of the below inverse floater. The Fund accounts for these inverse floaters as a form of secured borrowing, by reflecting the value of the underlying bond in the investments of the Fund and the amount owed to the floating rate note holder as a liability.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
AGC: Assured Guaranty Corp.
AGMC: Assured Guaranty Municipal Corp.
AMT: Subject to alternative minimum tax.
ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.
GTY: Guaranty Agreement
INS: Insured
LIQ: Liquidity Facility
LOC: Letter of Credit
NATL: National Public Finance Guarantee Corp.
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.
SPA: Standby Bond Purchase Agreement

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2017 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (c)	$—	$798,803,133	$—	$798,803,133
Total	$—	$798,803,133	$—	$798,803,133

There have been no transfers between fair value measurement levels during the period ended February 28, 2017.
(c)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Municipal Income Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	April 20, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	April 20, 2017

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	April 20, 2017